UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Operating revenues
Contract revenues	$ 339.6	$ 257.8	$ 600.2	$ 502.6
Reimbursable revenues	6.7	3.3	21.4	8.0
Other revenues	0	0.4	0	5.2
Total operating revenues	346.3	261.5	621.6	515.8
Operating expenses
Vessel and rig operating expenses	107.9	88.2	192.2	182.2
Reimbursable expenses	6.1	3.1	20.4	7.6
Depreciation and amortization	54.9	33.8	94.6	68.0
General and administrative expenses	8.8	12.6	22.2	22.9
Total operating expenses	177.7	137.7	329.4	280.7
Operating income	168.6	123.8	292.2	235.1
Financial items
Interest income	1.0	0.9	1.9	1.4
Interest expense	(37.6)	(20.5)	(66.2)	(40.2)
(Loss)/ gain on derivative financial instruments	(27.8)	42.2	(77.0)	45.6
Foreign currency exchange gain/(loss)	(0.4)	(0.3)	0.7	(1.1)
Total financial items	(64.8)	22.3	(140.6)	5.7
Income before income taxes	103.8	146.1	151.6	240.8
Income taxes	(9.5)	(9.0)	(13.5)	(17.5)
Net income	94.3	137.1	138.1	223.3
Net income attributable to Seadrill Partners LLC members	31.2	45.7	51.0	76.9
Net income attributable to the non-controlling interest	$ 63.1	$ 91.4	$ 87.1	$ 146.4
Common Unitholders
Earnings per unit (basic and diluted)
Earnings per unit (basic and diluted) ( (in US dollars per share)	$ 0.44	$ 0.52	$ 0.96	$ 0.99
Subordinated Unitholders
Earnings per unit (basic and diluted)
Earnings per unit (basic and diluted) ( (in US dollars per share)	$ 0.31	$ 0.52	$ 0.00	$ 0.99